CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, authorized	20,000,000	20,000,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized	100,000,000	100,000,000
Common stock, issued	36,071,394	35,558,305
Common stock, outstanding	36,071,394	35,558,305
Cash and cash equivalents	$ 15,169	$ 17,080
Prepaid expenses and other current assets	703	743
Accounts payable and accrued expenses	11,455	9,122
Variable Interest Entity [Member]
Cash and cash equivalents	12,222	13,175
Prepaid expenses and other current assets	463	273
Accounts payable and accrued expenses	$ 104	$ 0